Basis of Presentation	12 Months Ended
Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Basis of Presentation

1. Basis of Presentation

The accompanying Consolidated Financial Statements represent Essendant Inc. (“ESND”) with its wholly owned subsidiary Essendant Co. (“ECO”), and ECO’s subsidiaries (collectively, “Essendant” or the “Company”). The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States and include the accounts of ESND and its subsidiaries. The Company operates in a single reportable segment as a leading national distributor of workplace items, with net sales of approximately $5.0 billion for the year ended December 31, 2017. The Company provides access to approximately 170,000 items. These items include a broad spectrum of janitorial, foodservice and breakroom supplies, technology products, traditional office products, industrial supplies, cut sheet paper products, automotive products and office furniture. The Company sells its products through a distribution network of 70 distribution centers to its approximately 29,000 reseller customers, who in turn sell directly to end-consumers. The Company’s customers include resellers in the independent reseller channel, including: office and workplace dealers, facilities and maintenance resellers, technology, military, automotive aftermarket, healthcare, other vertical suppliers and industrial resellers; the national reseller channel; and the e-commerce channel.